Commitments and Contingencies - Commitments (Details) $ in Millions, $ in Millions	Dec. 31, 2022 CAD ($)	Jul. 30, 2015 USD ($)
Disclosure of Commitments [Line Items]
Coal supply agreements	$ 241
Long-term service agreements	328
Operating leases	42
Growth	446
TransAlta Energy Transition Bill	6	$ 55
Total	1,826
Natural gas, transportation and other contracts
Disclosure of Commitments [Line Items]
Purchase obligations	696
Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	67
2023
Disclosure of Commitments [Line Items]
Coal supply agreements	83
Long-term service agreements	51
Operating leases	3
Growth	446
TransAlta Energy Transition Bill	6
Total	655
2023 | Natural gas, transportation and other contracts
Disclosure of Commitments [Line Items]
Purchase obligations	56
2023 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	10
2024
Disclosure of Commitments [Line Items]
Coal supply agreements	87
Long-term service agreements	49
Operating leases	3
Growth	0
TransAlta Energy Transition Bill	0
Total	193
2024 | Natural gas, transportation and other contracts
Disclosure of Commitments [Line Items]
Purchase obligations	47
2024 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	7
2025
Disclosure of Commitments [Line Items]
Coal supply agreements	71
Long-term service agreements	35
Operating leases	3
Growth	0
TransAlta Energy Transition Bill	0
Total	161
2025 | Natural gas, transportation and other contracts
Disclosure of Commitments [Line Items]
Purchase obligations	45
2025 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	7
2026
Disclosure of Commitments [Line Items]
Coal supply agreements	0
Long-term service agreements	32
Operating leases	2
Growth	0
TransAlta Energy Transition Bill	0
Total	82
2026 | Natural gas, transportation and other contracts
Disclosure of Commitments [Line Items]
Purchase obligations	45
2026 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	3
2027
Disclosure of Commitments [Line Items]
Coal supply agreements	0
Long-term service agreements	21
Operating leases	2
Growth	0
TransAlta Energy Transition Bill	0
Total	70
2027 | Natural gas, transportation and other contracts
Disclosure of Commitments [Line Items]
Purchase obligations	46
2027 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	1
2028
Disclosure of Commitments [Line Items]
Coal supply agreements	0
Long-term service agreements	140
Operating leases	29
Growth	0
TransAlta Energy Transition Bill	0
Total	665
2028 | Natural gas, transportation and other contracts
Disclosure of Commitments [Line Items]
Purchase obligations	457
2028 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	$ 39